Other current liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Current Liabilities
Other current liabilities

11. Other current liabilities

As of June 30, 2025 and December 31, 2024, other current liabilities consist of the following:

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Accrued expenses(1)	$320	$388
Other short-term payables	1,842	1,303
Taxes and duties payable	302	330
Social security funds	226	189
Fischer settlement – current liability	411	-
Total	$3,101	$2,210

Other short-term payables largely consist of salary payable to the Company’s officers who have not received a salary payment since May 2024.

(1)	Accrued expenses are analyzed as follows:

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Accrued expenses for legal and consulting fees	$50	$183
Other accrued expenses	270	205
Total	$320	$388

Other accrued expenses mainly consist of accrual of staff expenses and audit fees.

11. Other current liabilities

As of December 31, 2024 and 2023, other current liabilities consist of the following:

(Amounts in thousands)	December 31, 2024	December 31, 2023
Accrued expenses(1)	$388	$653
Other short-term payables	1,303	44
Taxes and duties payable	330	255
Provision for unused vacation	-	4
Social security funds	189	70
Overtime provision	-	9
Total	$2,210	$1,035

Other short-term payables largely consist of salary payable to the Company’s officers who have not received a salary payment since May 2024.

(1)	Accrued expenses are analyzed as follows:

(Amounts in thousands)	December 31, 2024	December 31, 2023
Accrued expenses for legal and consulting fees	$183	$219
Accrued payroll fees	-	139
Other accrued expenses	205	295
Total	$388	$653

Other accrued expenses mainly consist of accrued staff expenses and audit fees.